Document and Entity Information	18 Months Ended
Apr. 30, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment reflects a reduction in price of the offering and no longer contemplates a concurrent Canadian prospectus
Document Period End Date	Apr. 30, 2012
Trading Symbol	lxrp
Entity Registrant Name	LEXARIA CORP.
Entity Central Index Key	0001348362
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY